OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Schedule of Other Current Assets
	As of December 31,
	2014	2015

Input VAT receivable	$4,438	$13,604
Prepaid selling and marketing fees	829	773
Short-term deposits	162	150
Prepaid income tax	467	447
Prepaid individual income tax	451	433
Loans to third parties (i)	-	5,403
Receivable from third party (ii)	-	4,110
Receivable from a non-controlling interest holder	-	1,313
Receivables from ADS depositary	-	468
Other assets from nonmonetary transactions	-	212
Other prepaid expenses	972	3,991

	$7,319	$30,904

(i)	Loans to third parties represented the loans to three third parties. On December 3, 2015, December 21, 2015 and December 24, 2015, the Group entered into three loan agreements with three third parties amounting to $617, $1,698 and $3,088, respectively with the terms of one year, one year and three months, respectively. The interest rates were 4.35%, 4.35% and 5.655% without any assets pledged. The loan of $1,698 was subsequently repaid in January 2016.

(ii)	Receivable from third party represented the working capital provided by the Group to support the third party’s daily operations.